Fresh Start Accounting - Additional Information (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jul. 02, 2018	Jul. 01, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Apr. 17, 2018	Feb. 26, 2018	Dec. 31, 2016
Fresh-Start Adjustment [Line Items]
Distributable value	$ 11,056,000,000						$ 11,000,000,000
WACC	11.40%				11.00%
Debt, fair value	$ 7,301,000,000
Debt, book value	$ 7,600,000,000
Common stock, shares issued (in shares)	100,000,000	508,763,020	100,000,000	508,763,020	100,234,973	508,763,020,000,000			508,763,020,000,000
Per share value (in dollars per share)	$ 35.01
Write-off of unamortized debt issuance costs			$ 0	$ 0	$ 0	$ 66,000,000
Minimum | Plan
Fresh-Start Adjustment [Line Items]
Distributable value								$ 10,200,000,000
Maximum | Plan
Fresh-Start Adjustment [Line Items]
Distributable value								$ 11,800,000,000
Senior secured notes | Secured Debt
Fresh-Start Adjustment [Line Items]
Debt, fair value	$ 890,000,000
Proceeds from issuance	875,000,000
Debt, face amount	880,000,000
Interest accrual	5,000,000
Write-off of unamortized debt issuance costs	$ 9,000,000
Commitment Parties (in exchange for cash paid pursuant to the Investment Agreement) and Equity Rights Offering Subscribers
Fresh-Start Adjustment [Line Items]
Common stock, shares issued (in shares)	23,750,000
Common stock, price per share (in dollars per share)	$ 8.42
Recipients of Senior Secured Notes (including Commitment Parties and Notes Rights Offering Subscribers)
Fresh-Start Adjustment [Line Items]
Common stock, shares issued (in shares)	54,625,000
Holders of General Unsecured Claims
Fresh-Start Adjustment [Line Items]
Common stock, shares issued (in shares)	14,250,000
Former Holders of Old Seadrill Limited Equity and Seadrill Limited 510(b) Claimants
Fresh-Start Adjustment [Line Items]
Common stock, shares issued (in shares)	1,900,000
Hemen (on account of Primary Structuring Fee)
Fresh-Start Adjustment [Line Items]
Common stock, shares issued (in shares)	5,000,000
Seadrill Capricorn Holdings LLC
Fresh-Start Adjustment [Line Items]
WACC	11.40%
Fresh Start Adjustments
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Amount due from related parties - current		$ 14,000,000		14,000,000
Deferred mobilization cost, current		9,000,000		9,000,000
Favorable drilling contracts, current		190,000,000		190,000,000
Adjustments, increase (decrease), Amount due from related parties - non-current		11,000,000		11,000,000
Embedded derivative		2,000,000
Deferred mobilization, noncurrent		2,000,000		2,000,000
Favorable contracts, unamortized		1,000,000		1,000,000
Favorable drilling and management service, noncurrent		98,000,000		98,000,000
Short term portion of deferred mobilization revenues		27,000,000		27,000,000
Accrued interest expense		59,000,000		59,000,000
Deferred mobilization revenues		7,000,000		7,000,000
Unfavorable drilling contracts		9,000,000		9,000,000
Fresh Start Adjustments | Secured Debt
Fresh-Start Adjustment [Line Items]
Debt discount		188,000,000		188,000,000
Fresh Start Adjustments | Senior secured notes | Secured Debt
Fresh-Start Adjustment [Line Items]
Write-off of unamortized debt issuance costs		51,000,000
Fresh Start Adjustments | Seadrill Partners LLC | West Vela
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Amount due from related parties - current		14,000,000		14,000,000
Fresh Start Adjustments | Seadrill Partners LLC | West Vela and West Polaris
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Amount due from related parties - non-current		17,000,000		17,000,000
Fresh Start Adjustments | Seabras Sapura
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Amount due from related parties - non-current		$ (3,000,000)		$ (3,000,000)
Income Approach
Fresh-Start Adjustment [Line Items]
Debt, fair value	$ 7,300,000,000